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                       METROPOLITAN LIFE INSURANCE COMPANY
                       -----------------------------------
              METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT I
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                       AND

                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                       SUPPLEMENT DATED DECEMBER 27, 2007

          TO THE PROSPECTUSES DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

Metropolitan Life Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2008.

The proposed substitutions and respective advisers and/or sub-advisers applicable to Flexible Premium Variable Annuity ONLY are:
              ---------------------------------

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT                REPLACEMENT FUND AND SUB-ADVISER
SUB-ADVISER AS NOTED)
Van Kampen Life Investment Trust - Van Kampen LIT              Metropolitan Series Fund, Inc. - Jennison
-------------------------------------------------              -----------------------------------------
Strategic Growth Portfolio (Class II)                    -->   Growth Portfolio (Class B)
-------------------------------------                          --------------------------
Van Kampen Investment Management                               Jennison Associates LLC

Putnam Variable Trust - Putnam VT Discovery Growth             Met Investors Series Trust - Van Kampen
--------------------------------------------------             ---------------------------------------
Fund (Class IB Shares)                                         Mid-Cap Growth Portfolio (Class B)
----------------------                                         ----------------------------------
Putnam Investment Management LLC                         -->   Morgan Stanley Investment Management, Inc.

Legg Mason Partners Variable Income Trust - Legg Mason         Metropolitan Series Fund, Inc. - Western
------------------------------------------------------         ----------------------------------------
Partners Variable Government Portfolio (Class I)         -->   Asset Management U.S. Government
------------------------------------------------               --------------------------------
Legg Mason Partners Fund Advisor, LLC                          Portfolio (Class A)
(Western Asset Management Company)                             -------------------
                                                               Western Asset Management Company

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The proposed substitutions and respective advisers and/or sub-advisers applicable to Flexible Premium Deferred Variable Annuity ONLY are:
              ------------------------------------------

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT                REPLACEMENT FUND AND SUB-ADVISER
SUB-ADVISER AS NOTED)
Fidelity(R) Variable Insurance Products - VIP Growth           Met Investors Series Trust - Oppenheimer
----------------------------------------------------           ----------------------------------------
Portfolio (Initial Class)                                      Capital Appreciation Portfolio (Class A)
-------------------------                                      ----------------------------------------
Fidelity Management & Research Company                         OppenheimerFunds, Inc.
(Fidelity International Investment Advisers,  Fidelity   -->
International Investment Advisors (UK) Limited,
Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, FMR Co., Inc. and
Fidelity Investments Japan Limited)

AIM Variable Insurance Funds - AIM V.I. Government             Metropolitan Series Fund, Inc. - Western
--------------------------------------------------             ----------------------------------------
Securities Fund (Series I)                               -->   Asset Management U.S. Government
--------------------------                                     --------------------------------
A I M Advisors, Inc.                                           Portfolio (Class A)
                                                               -------------------
                                                               Western Asset Management Company

Fidelity(R) Variable Insurance Products - VIP Overseas         Met Investors Series Trust - MFS(R) Research
------------------------------------------------------         --------------------------------------------
Portfolio (Initial Class)                                      International Portfolio (Class A)
-------------------------                                      ---------------------------------
Fidelity Management & Research Company                   -->   Massachusetts Financial Services Company
(Fidelity International Investment Advisers, Fidelity
International Investment Advisors (UK) Limited,
Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, FMR Co., Inc. and
Fidelity Investments Japan Limited)

MFS(R) Variable Insurance Trust - MFS Emerging                 Metropolitan Series Fund, Inc. - T. Rowe
----------------------------------------------                 ----------------------------------------
Growth Series (Initial Class)                            -->   Price Large Cap Growth Portfolio (Class A)
-----------------------------                                  ------------------------------------------
Massachusetts Financial Services Company                       T. Rowe Price Associates, Inc.

MFS(R) Variable Insurance Trust - MFS Research Series          Met Investors Series Trust - BlackRock
-----------------------------------------------------          --------------------------------------
(Initial Class)                                          -->   Large-Cap Core Portfolio (Class A)
---------------                                                ----------------------------------
Massachusetts Financial Services Company                       BlackRock Advisors, LLC

Please note that:

     . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     . The elections you have on file for allocating your account value, purchase payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     . You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     . If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution,

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          any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     . On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     .    There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for the Met Investors Series Trust and the Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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